Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	BEEHX
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
The BeeHive Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The BeeHive Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of The BeeHive Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4-30-2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations. The Advisor defines (1) companies with large market capitalizations as those companies with market capitalizations of $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion. Equity securities include common and preferred stock, warrants, convertible securities and sponsored and unsponsored American Depositary Receipts (“ADRs”). The Fund may also invest in foreign securities and equity securities of domestic companies with small market capitalizations (defined by the Advisor as those companies with market capitalizations of less than $1 billion). In addition, the Fund may invest in domestic fixed-income securities. From time to time, the Fund’s investments may be focused in one or more industries or sectors.

The Advisor seeks to generate superior long-term capital appreciation through a focused portfolio of companies that the Advisor believes to have dynamic businesses with leading and defensible market positions. The management philosophy of the Advisor emphasizes specific security selection rather than asset allocation. The Advisor looks for investments that it believes to offer favorable asymmetric expected-return profiles over a three-year period and that possess catalysts to unlock value.

The Advisor conducts proprietary fundamental research to develop an understanding of a business and its position within its industry. In this process, the Advisor analyzes company filings and communicates with company management and industry analysts. The Advisor creates financial models that consider multiple scenarios, including a reasonable worst case. Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid, the Advisor may sell the holding. A Fund holding may also be sold if the valuation exceeds a target, if valuation appears inconsistent with industry comparables or if other investments with higher expected returns become available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities, and their value may change materially at times when the U.S. markets are not open for trading.

Convertible Securities Risk. The Fund’s investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Equity Risk. The Fund's investments in equity securities may include common and preferred stock, warrants, convertible securities and sponsored and unsponsored American Depositary Receipts (“ADRs”). Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Foreign Investments Risk. Foreign investments are subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Liquidity Risk. The Fund may not be able to dispose of restricted and/or illiquid securities promptly or at reasonable prices. This may result in a loss to the Fund and cause it to have difficulty satisfying redemption requests.

Management Risk. The Fund is actively managed, and its performance will reflect the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Sector Risk. The Fund’s portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than a fund that is not weighted in those sectors or industries.

Small and Mid Capitalization Company Risk. The Fund’s investments in small and mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Warrants Risk. The Fund may invest in warrants. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2011. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Standard & Poor's 500 Index (the “S&P 500 Index”), a broad measure of market performance. Updated performance information is available at www.TheBeeHiveFund.com or by calling (866) 684-4915 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Fund's returns as of December 31, 2011.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-684-4915
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TheBeeHiveFund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 21.11% for the quarter ended June 30, 2009, and the lowest return was -18.74% for the quarter ended September 30, 2011.
Year to Date Return, Label	rr_YearToDateReturnLabel	Annual Returns as of December 31
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The BeeHive Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
The BeeHive Fund | The BeeHive Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	582
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,298
Annual Return 2009	rr_AnnualReturn2009	31.59%
Annual Return 2010	rr_AnnualReturn2010	16.90%
Annual Return 2011	rr_AnnualReturn2011	(5.10%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2008
The BeeHive Fund | The BeeHive Fund | After Taxes on Distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
The BeeHive Fund | The BeeHive Fund | After Taxes on Distributions and Sales
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%

[1]	Spears Abacus Advisors LLC (the "Advisor") has contractually agreed to reduce its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% through April 30, 2013 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time, only with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees reduced and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment (1) is made within three years of the fee reduction or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of the Fund to exceed the Expense Cap. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.